Sale of Receivables (Details) - Computer Sciences GS Business	3 Months Ended	5 Months Ended	6 Months Ended
	Oct. 02, 2015 USD ($)	Oct. 02, 2015 USD ($)	Oct. 02, 2015 USD ($)
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Net proceeds from sale of receivables	$ 9,066,000		$ 176,149,000
Other (Income) Expense
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Purchase discount and administrative fees	513,000		884,000
The Bank of Tokyo-Mitsubishi UFJ, Ltd, The Bank of Nova Scotia, and Mizuho Bank, Ltd.
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Term of receivables purchase facility commitment		2 years
Receivables purchase facility commitment amount	450,000,000	$ 450,000,000	450,000,000
Receivables sold	618,553,000		1,332,568,000
Cash remitted for collections	608,974,000		1,156,535,000
Cash collected from sale of receivables but not remitted	$ 7,408,000	$ 7,408,000	$ 7,408,000